DISCONTINUED OPERATIONS - (Tables)	12 Months Ended
Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of discontinued operations
The results of discontinued operations included in the accompanying consolidated statements of operations were as follows (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Revenue	$34,055	$49,204
Depreciation, depletion and amortization, or DD&A	(652)	(1,076)
Operating expenses, excluding DD&A, and other income	(35,553)	(49,684)
Loss from discontinued operations	(2,150)	(1,556)
Gain on disposal of assets	2,154	—
Income (loss) from discontinued operations, before income taxes	4	(1,556)
Income tax benefit	6	3
Income (loss) from discontinued operations	$10	$(1,553)

California Precast Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of discontinued operations
Below is a summary of the assets and liabilities from our California precast operations on the date of sale with comparable balances as of December 31, 2011 (in thousands):

	August 20,	December 31,
	2012	2011
Cash and cash equivalents	$85	$317
Trade accounts receivable, net	7,864	8,742
Inventories	7,090	6,870
Property, plant and equipment, net	6,965	7,203
Other assets	674	482
Total assets	$22,678	$23,614

Accounts payable	$2,062	$3,412
Accrued liabilities	596	1,819
Total liabilities	$2,658	$5,231

Arizona Precast Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of discontinued operations
Below is a summary of the assets and liabilities from our Smith operations on the date of sale with comparable balances as of December 31, 2011(in thousands):

	December 17,	December 31,
	2012	2011
Cash and cash equivalents	$—	$2
Trade accounts receivable, net	1,045	1,125
Inventories	1,642	2,003
Property, plant and equipment, net	1,365	1,393
Other assets	—	89
Total assets	$4,052	$4,612

Current maturities of long-term debt	$156	$147
Accounts payable	463	539
Accrued liabilities	98	139
Long-term debt	137	293
Total liabilities	$854	$1,118